Prepayments and other receivables - Impairment loss Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Prepayments and other receivables
Beginning of the year	¥ (1,068)
Acquisition of subsidiary		¥ (1,117)
Additions	(4,874)
Reversal	9	49
Write-off	4,601
End of the year	¥ (1,332)	¥ (1,068)